Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2018
Loans And Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable
	December 31,
	2018	2017
Trade receivables	$77,537	$69,448
Allowance for doubtful accounts	(4,570)	(4,779)
	72,967	64,669
Other receivables	1,497	1,536
Total accounts receivable	$74,464	$66,205

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2018	2017
Aging within one year, net of allowance for doubtful accounts	$71,728	$58,157
Aging greater than one year, net of allowance for doubtful accounts	1,239	6,512
Total trade receivables	$72,967	$64,669